Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.3%
Aristocrat Leisure Ltd.	3,920	$157,515
ASX Ltd.	1,108	50,909
BHP Group Ltd.	36,148	887,975
Brambles Ltd.	8,992	134,505
Cochlear Ltd.	461	80,608
Computershare Ltd.	3,809	98,618
Fortescue Ltd.	10,351	102,980
James Hardie Industries PLC(a)	2,626	60,416
Medibank Pvt Ltd.	13,848	42,558
Pro Medicus Ltd.	632	114,580
REA Group Ltd.	490	75,688
Rio Tinto Ltd.	2,394	174,094
Wesfarmers Ltd.	7,777	416,119
		2,396,565
Austria — 0.0%
Verbund AG	314	24,534
Belgium — 0.0%
Lotus Bakeries NV	4	41,422
Brazil — 0.3%
Ambev SA	39,091	95,891
B3 SA - Brasil Bolsa Balcao	38,070	92,854
BB Seguridade Participacoes SA	9,564	62,723
Caixa Seguridade Participacoes S/A	13,145	34,635
CPFL Energia SA	1,150	8,141
Localiza Rent a Car SA	7,147	53,682
PRIO SA(a)	5,419	36,904
WEG SA	14,095	104,366
		489,196
Canada — 0.6%
Brookfield Asset Management Ltd., Class A	2,290	128,838
Canadian National Railway Co.	3,293	346,157
Celestica Inc., NVS(a)	810	93,799
CGI Inc.	919	98,794
Constellation Software Inc./Canada	129	467,718
Toromont Industries Ltd.	449	38,937
		1,174,243
China — 1.2%
Anhui Gujing Distillery Co. Ltd., Class B	1,500	21,744
Anker Innovations Technology Co. Ltd., Class A	200	2,819
ANTA Sports Products Ltd.	8,400	101,365
Bosideng International Holdings Ltd.	42,000	23,458
Changchun High-Tech Industry Group Co. Ltd., Class A	200	2,893
China Feihe Ltd.(b)	27,000	20,867
China Resources Beer Holdings Co. Ltd.	9,000	28,483
China Resources Mixc Lifestyle Services Ltd.(b)	2,400	11,344
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	100	595
Chongqing Brewery Co. Ltd., Class A	200	1,598
CSPC Pharmaceutical Group Ltd.	54,000	55,599
Eastroc Beverage Group Co. Ltd., Class A	200	8,867
Focus Media Information Technology Co. Ltd., Class A	3,900	4,031
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,400	26,989
Fuyao Glass Industry Group Co. Ltd., Class A	200	1,607
Fuyao Glass Industry Group Co. Ltd., Class H(b)	3,600	25,715
Giant Biogene Holding Co. Ltd.(b)	3,200	28,838
Goneo Group Co. Ltd., Class A	1,000	9,804
Gree Electric Appliances Inc. of Zhuhai, Class A	900	5,784
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,000	32,862
Security	Shares	Value
China (continued)
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	2,000	$6,767
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,600	8,773
Hithink RoyalFlush Information Network Co. Ltd., Class A	300	10,224
Imeik Technology Development Co. Ltd., Class A	100	2,346
Jiangsu Hengli Hydraulic Co. Ltd., Class A	200	1,884
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,000	9,093
Jinduicheng Molybdenum Co. Ltd., Class A	1,900	2,774
Kuaishou Technology(a)(b)	18,700	125,706
Kweichow Moutai Co. Ltd., Class A	800	168,189
Lenovo Group Ltd.	60,000	68,497
Luxshare Precision Industry Co. Ltd., Class A	1,100	4,610
Luzhou Laojiao Co. Ltd., Class A	800	12,910
Midea Group Co. Ltd., Class A	1,000	10,942
MINISO Group Holding Ltd.	2,600	11,084
NARI Technology Co. Ltd., Class A	4,500	13,815
NAURA Technology Group Co. Ltd., Class A	200	11,588
NetEase Inc.	13,300	321,571
Ningbo Deye Technology Co. Ltd., Class A, NVS	100	1,140
Nongfu Spring Co. Ltd., Class H(b)	20,600	100,091
PDD Holdings Inc., ADR(a)	5,961	575,296
Pop Mart International Group Ltd.(b)	4,200	117,382
Qifu Technology Inc.	539	22,153
Shaanxi Coal Industry Co. Ltd., Class A	800	2,311
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	400	3,400
Shanghai Baosight Software Co. Ltd., Class A	1,200	4,164
Shanghai Baosight Software Co. Ltd., Class B	10,000	13,833
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	200	5,229
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	600	15,263
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	800	24,946
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	1,200	9,958
Sieyuan Electric Co. Ltd., Class A	400	3,997
Sungrow Power Supply Co. Ltd., Class A	400	3,340
Suzhou TFC Optical Communication Co. Ltd., Class A	400	4,532
Tingyi Cayman Islands Holding Corp.	12,000	19,637
Tsingtao Brewery Co. Ltd., Class H	4,000	27,672
Vipshop Holdings Ltd., ADR	2,727	37,605
Want Want China Holdings Ltd.	61,000	39,144
Wuliangye Yibin Co. Ltd., Class A	2,500	43,642
WUS Printed Circuit Kunshan Co. Ltd., Class A	900	3,869
WuXi AppTec Co. Ltd., Class A	700	6,140
WuXi AppTec Co. Ltd., Class H(b)	2,100	18,299
Yadea Group Holdings Ltd.(b)	2,000	3,046
Yealink Network Technology Corp. Ltd., Class A	1,600	7,469
Yutong Bus Co. Ltd., Class A	400	1,369
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	11,289
Zhejiang Supor Co. Ltd., Class A	500	3,763
Zhongji Innolight Co. Ltd., Class A	500	6,480
		2,342,494
Denmark — 1.4%
Carlsberg A/S, Class B	628	89,893
Coloplast A/S, Class B	942	91,582
Genmab A/S(a)	494	104,214
Novo Nordisk A/S, Class B	30,616	2,175,200
Pandora A/S	636	116,256

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
Rockwool AS, Class B	482	$22,872
		2,600,017
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	13,679	22,775
Eastern Co. SAE	13,655	9,152
		31,927
Finland — 0.2%
Elisa OYJ	899	47,396
Kone OYJ, Class B	3,290	205,285
Metso OYJ	3,721	45,032
Orion OYJ, Class B	1,242	84,266
Wartsila OYJ Abp	3,560	71,378
		453,357
France — 0.7%
FDJ UNITED(b)	485	17,799
Hermes International SCA	245	675,591
L'Oreal SA	1,683	712,355
		1,405,745
Germany — 0.4%
CTS Eventim AG & Co. KGaA	521	63,195
GEA Group AG	847	56,729
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	804	520,889
Nemetschek SE	470	65,340
Rational AG	63	51,801
		757,954
Greece — 0.1%
Hellenic Telecommunications Organization SA	1,178	22,716
Jumbo SA	1,122	36,461
OPAP SA	2,090	44,942
		104,119
Hong Kong — 0.3%
Hong Kong Exchanges & Clearing Ltd.	9,500	475,231
SITC International Holdings Co. Ltd.	14,000	44,726
Techtronic Industries Co. Ltd.	10,500	116,952
		636,909
Hungary — 0.0%
Richter Gedeon Nyrt	1,298	37,764
Indonesia — 0.2%
Bank Central Asia Tbk PT	364,900	210,508
Kalbe Farma Tbk PT	325,700	30,256
Sumber Alfaria Trijaya Tbk PT	188,100	28,065
United Tractors Tbk PT	7,100	9,775
		278,604
Israel — 0.1%
Check Point Software Technologies Ltd.(a)	774	177,153
Italy — 0.4%
Ferrari NV	1,148	549,474
FinecoBank Banca Fineco SpA	1,485	32,115
Moncler SpA	1,781	111,492
		693,081
Japan — 2.5%
Advantest Corp.	6,000	303,457
Asics Corp.	4,400	106,045
Bandai Namco Holdings Inc.	3,800	120,732
Capcom Co. Ltd.	2,700	80,099
Chugai Pharmaceutical Co. Ltd.	4,800	250,951
Daifuku Co. Ltd.	2,200	58,225
Security	Shares	Value
Japan (continued)
Daito Trust Construction Co. Ltd.	200	$22,529
Disco Corp.	700	156,808
Fast Retailing Co. Ltd.	1,300	433,016
Fujitsu Ltd.	12,200	279,409
Hoya Corp.	2,600	306,977
Japan Exchange Group Inc.	5,600	61,339
Kobe Bussan Co. Ltd.	1,100	34,759
Lasertec Corp.	800	79,783
MonotaRO Co. Ltd.	1,900	39,194
MS&AD Insurance Group Holdings Inc.	9,100	216,748
Nomura Research Institute Ltd.	2,600	100,225
Obic Co. Ltd.	2,100	76,641
Oracle Corp./Japan(a)	500	58,573
Otsuka Corp.	2,300	47,277
Recruit Holdings Co. Ltd.	9,800	583,690
SCREEN Holdings Co. Ltd.	600	42,688
Tokio Marine Holdings Inc.	13,700	579,405
Tokyo Electron Ltd.	3,700	582,250
Trend Micro Inc./Japan	1,000	74,892
ZOZO Inc.	5,000	54,176
		4,749,888
Malaysia — 0.0%
MR DIY Group M Bhd(b)	37,300	13,843
Nestle Malaysia Bhd	800	14,765
Petronas Dagangan Bhd	800	3,699
		32,307
Mexico — 0.2%
Gruma SAB de CV, Class B	1,115	21,012
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,340	28,940
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,384	54,811
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,559	50,031
Qualitas Controladora SAB de CV	1,635	17,687
Wal-Mart de Mexico SAB de CV	44,288	145,450
		317,931
Netherlands — 2.1%
Adyen NV(a)(b)	184	352,632
ASM International NV	323	175,791
ASML Holding NV	3,763	2,772,352
BE Semiconductor Industries NV	638	77,099
CVC Capital Partners PLC(b)	1,135	21,121
Universal Music Group NV	9,912	317,159
Wolters Kluwer NV	1,648	292,239
		4,008,393
Norway — 0.1%
Gjensidige Forsikring ASA	546	13,823
Kongsberg Gruppen ASA	739	130,153
		143,976
Peru — 0.0%
Southern Copper Corp.	791	71,943
Philippines — 0.0%
Manila Electric Co.	1,210	11,928
Poland — 0.0%
Budimex SA	129	21,519
Dino Polska SA(a)(b)	392	57,537
		79,056
Saudi Arabia — 0.4%
Arabian Internet & Communications Services Co.	253	17,746
Bupa Arabia for Cooperative Insurance Co.	622	27,688

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Co. for Cooperative Insurance (The)	39	$1,442
Dr Sulaiman Al Habib Medical Services Group Co.	468	32,618
Elm Co.	267	72,957
Jarir Marketing Co.	14,008	48,017
Mouwasat Medical Services Co.	440	8,507
Nahdi Medical Co.	427	13,886
SAL Saudi Logistics Services	426	20,168
Saudi Arabian Oil Co.(b)	46,429	309,083
Saudi Telecom Co.	12,652	141,174
		693,286
Singapore — 0.1%
Singapore Exchange Ltd.	7,200	78,196
Yangzijiang Shipbuilding Holdings Ltd.	20,900	34,241
		112,437
South Africa — 0.2%
Capitec Bank Holdings Ltd.	408	78,182
Clicks Group Ltd.	2,253	48,635
Gold Fields Ltd.	5,947	135,909
Kumba Iron Ore Ltd.	616	10,094
OUTsurance Group Ltd., NVS	7,297	30,819
Sanlam Ltd.	15,629	77,022
		380,661
Spain — 0.3%
Industria de Diseno Textil SA	9,050	490,286
Sweden — 0.7%
AddTech AB, Class B	1,710	58,767
Alfa Laval AB	1,864	79,303
Atlas Copco AB, Class A	20,910	335,874
Atlas Copco AB, Class B	11,968	170,374
Epiroc AB, Class A	4,421	98,809
Epiroc AB, Class B	2,551	49,871
Evolution AB(b)	1,270	87,112
Lifco AB, Class B	1,408	57,337
Sandvik AB	6,838	149,257
Volvo AB, Class B	9,797	271,462
		1,358,166
Switzerland — 4.5%
ABB Ltd., Registered	12,773	723,561
EMS-Chemie Holding AG, Registered	54	41,035
Geberit AG, Registered	309	230,801
Givaudan SA, Registered	60	301,745
Kuehne + Nagel International AG, Registered	359	80,781
Logitech International SA, Registered	1,315	109,573
Nestle SA, Registered	16,624	1,771,072
Novartis AG, Registered	14,600	1,685,264
Partners Group Holding AG	197	264,447
Roche Holding AG, Bearer	334	114,126
Roche Holding AG, NVS	6,315	2,045,726
Schindler Holding AG, Participation Certificates, NVS	288	102,627
Schindler Holding AG, Registered	158	54,336
Sonova Holding AG, Registered	379	119,045
Straumann Holding AG	860	110,620
Temenos AG, Registered	436	32,418
VAT Group AG(b)	215	82,025
Zurich Insurance Group AG	872	611,654
		8,480,856
Taiwan — 4.3%
Accton Technology Corp.	5,000	122,008
Advantech Co. Ltd.	4,000	45,021
Airtac International Group	1,000	30,685
Security	Shares	Value
Taiwan (continued)
Alchip Technologies Ltd.	1,000	$91,398
Asia Vital Components Co. Ltd.	2,000	40,150
Delta Electronics Inc.	13,000	159,749
Eclat Textile Co. Ltd.	2,000	28,428
Elite Material Co. Ltd.	2,000	49,126
eMemory Technology Inc.	1,000	79,532
Feng TAY Enterprise Co. Ltd.	2,000	8,066
Fortune Electric Co. Ltd.	1,000	15,001
Global Unichip Corp.	1,000	37,819
International Games System Co. Ltd.	3,000	83,543
Jentech Precision Industrial Co. Ltd.	1,000	44,285
Lotes Co. Ltd.	1,000	42,706
MediaTek Inc.	12,000	492,703
Nien Made Enterprise Co. Ltd.	2,000	28,616
Novatek Microelectronics Corp.	5,000	85,152
Quanta Computer Inc.	18,000	159,235
Realtek Semiconductor Corp.	4,000	71,326
Taiwan Semiconductor Manufacturing Co. Ltd.	195,000	6,219,332
Voltronic Power Technology Corp.	1,000	44,563
Wiwynn Corp.	1,000	78,674
		8,057,118
Thailand — 0.1%
Advanced Info Service PCL, NVDR	8,000	69,583
Bumrungrad Hospital PCL, NVDR	6,200	26,404
Delta Electronics Thailand PCL, NVDR	21,000	66,262
		162,249
Turkey — 0.0%
Ford Otomotiv Sanayi AS	11,880	24,326
United Arab Emirates — 0.1%
Abu Dhabi Islamic Bank PJSC	1,008	5,262
Abu Dhabi National Oil Co. for Distribution PJSC	15,706	15,521
ADNOC Drilling Co. PJSC	30,666	43,819
Adnoc Gas PLC	53,366	47,625
Americana Restaurants International PLC - Foreign Co.	26,203	14,553
Emaar Development PJSC	9,188	33,506
		160,286
United Kingdom — 3.9%
Admiral Group PLC	2,322	104,887
AstraZeneca PLC	11,701	1,714,009
Auto Trader Group PLC(b)	6,828	73,125
Compass Group PLC	11,663	410,104
Diageo PLC	15,221	413,117
Experian PLC	6,468	322,141
GSK PLC	37,392	759,579
Halma PLC	2,618	102,636
Hikma Pharmaceuticals PLC	1,156	33,368
Imperial Brands PLC	6,593	250,037
Intertek Group PLC	1,042	67,280
Next PLC	1,001	173,720
Reckitt Benckiser Group PLC	5,234	355,794
RELX PLC	13,661	735,155
Rio Tinto PLC	7,517	444,871
Sage Group PLC (The)	8,479	139,448
Unilever PLC	19,500	1,241,006
Wise PLC, Class A(a)	5,585	82,862
		7,423,139
United States — 71.0%
Abbott Laboratories	13,252	1,770,202
Accenture PLC, Class A	5,081	1,609,762
Adobe Inc.(a)	4,224	1,753,340

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Aflac Inc.	3,247	$336,194
Agilent Technologies Inc.	1,889	211,417
Allegion PLC	657	93,754
Alphabet Inc., Class A	31,210	5,360,005
Alphabet Inc., Class C, NVS	26,446	4,571,191
American Financial Group Inc./OH	283	35,086
Ameriprise Financial Inc.	773	393,643
Amphenol Corp., Class A	8,571	770,790
Aon PLC, Class A	1,263	469,937
Apple Inc.	45,818	9,202,545
Applied Materials Inc.	6,920	1,084,710
Arch Capital Group Ltd.	2,190	208,138
Arista Networks Inc.(a)	9,048	783,919
Autodesk Inc.(a)	1,958	579,803
Automatic Data Processing Inc.	3,877	1,262,080
Avery Dennison Corp.	376	66,826
Best Buy Co. Inc.	1,624	107,639
Broadridge Financial Solutions Inc.	660	160,268
Brown-Forman Corp., Class B	1,144	38,141
Cadence Design Systems Inc.(a)	1,985	569,834
Carlisle Companies Inc.	334	126,980
Caterpillar Inc.	3,594	1,250,820
Cboe Global Markets Inc.	694	159,009
CDW Corp.	918	165,570
CH Robinson Worldwide Inc.	706	67,755
Chipotle Mexican Grill Inc., Class A(a)	11,890	595,451
Church & Dwight Co. Inc.	1,631	160,344
Cintas Corp.	3,306	748,809
Cisco Systems Inc.	27,393	1,726,855
Coca-Cola Co. (The)	33,042	2,382,328
Cognizant Technology Solutions Corp., Class A	3,390	274,556
Copart Inc.(a)	6,695	344,659
Costco Wholesale Corp.	3,592	3,736,327
Cummins Inc.	1,019	327,588
Deckers Outdoor Corp.(a)	1,453	153,321
Dexcom Inc.(a)	2,666	228,743
Dick's Sporting Goods Inc.	388	69,584
DocuSign Inc., Class A(a)	1,410	124,940
DR Horton Inc.	1,691	199,639
Dynatrace Inc.(a)	2,080	112,341
Eaton Corp. PLC	2,689	861,018
Edwards Lifesciences Corp.(a)	3,769	294,811
Eli Lilly & Co.	5,839	4,307,255
EMCOR Group Inc.	385	181,666
Erie Indemnity Co., Class A, NVS	205	73,495
Expand Energy Corp.	1,007	116,943
Expeditors International of Washington Inc.	1,131	127,498
F5 Inc.(a)	399	113,867
FactSet Research Systems Inc.	227	104,025
Fastenal Co.	9,960	411,746
Ferguson Enterprises Inc.	1,375	250,717
Fortinet Inc.(a)	6,412	652,613
Garmin Ltd.	1,058	214,742
Gartner Inc.(a)	589	257,051
GE HealthCare Technologies Inc., NVS(a)	2,942	207,529
General Electric Co.	9,500	2,336,145
General Mills Inc.	3,334	180,903
Graco Inc.	1,360	115,138
Hershey Co. (The)	1,322	212,432
Honeywell International Inc.	4,279	969,921
Howmet Aerospace Inc.	2,776	471,615
Hubbell Inc., Class B	388	151,157
Security	Shares	Value
United States (continued)
IDEXX Laboratories Inc.(a)	776	$398,367
Illinois Tool Works Inc.	1,945	476,681
Jabil Inc.	684	114,919
Jack Henry & Associates Inc.	620	112,325
Johnson & Johnson	18,152	2,817,372
Kellanova	2,121	175,258
KLA Corp.	1,015	768,233
Lam Research Corp.	12,160	982,406
Leidos Holdings Inc.	834	123,866
Lennox International Inc.	250	141,112
Lockheed Martin Corp.	1,318	635,777
Lululemon Athletica Inc.(a)	1,086	343,904
Marsh & McLennan Companies Inc.	3,219	752,152
Mastercard Inc., Class A	5,444	3,188,006
Merck & Co. Inc.	23,095	1,774,620
Meta Platforms Inc., Class A	14,876	9,632,061
Microsoft Corp.	20,651	9,506,894
Molina Healthcare Inc.(a)	383	116,830
Monolithic Power Systems Inc.	449	297,193
Monster Beverage Corp.(a)	6,044	386,514
Moody's Corp.	1,178	564,639
NetApp Inc.	1,494	148,145
Netflix Inc.(a)	3,693	4,458,300
Nike Inc., Class B	8,909	539,796
Nvidia Corp.	70,585	9,538,151
NVR Inc.(a)	28	199,246
Old Dominion Freight Line Inc.	1,589	254,510
Omnicom Group Inc.	1,064	78,140
PACCAR Inc.	3,131	293,844
Parker-Hannifin Corp.	791	525,778
Paychex Inc.	3,175	501,364
Paycom Software Inc.	471	122,031
PayPal Holdings Inc.(a)	6,063	426,108
Pentair PLC	973	96,502
PepsiCo Inc.	9,770	1,284,266
Pool Corp.	226	67,933
Procter & Gamble Co. (The)	18,463	3,136,679
Progressive Corp. (The)	4,098	1,167,643
Public Storage	1,007	310,569
PulteGroup Inc.	1,426	139,791
Qualcomm Inc.	9,355	1,358,346
ResMed Inc.	1,091	267,066
Rockwell Automation Inc.	734	231,614
Rollins Inc.	2,419	138,488
Sherwin-Williams Co. (The)	1,609	577,325
Snap-on Inc.	356	114,187
Super Micro Computer Inc.(a)	3,429	137,229
Synopsys Inc.(a)	1,037	481,147
T Rowe Price Group Inc.	1,420	132,898
Target Corp.	2,759	259,374
Teradyne Inc.	1,109	87,167
Texas Instruments Inc.	6,439	1,177,371
Texas Pacific Land Corp.	184	204,982
TJX Companies Inc. (The)	8,024	1,018,246
Tractor Supply Co.	3,675	177,870
Trane Technologies PLC	1,865	802,454
Uber Technologies Inc.(a)	12,972	1,091,723
Ulta Beauty Inc.(a)	383	180,569
Union Pacific Corp.	4,379	970,649
United Therapeutics Corp.(a)	329	104,902
UnitedHealth Group Inc.	7,069	2,134,202
Veeva Systems Inc., Class A(a)	948	265,156

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Veralto Corp.	2,019	$203,980
Vertex Pharmaceuticals Inc.(a)	1,767	781,102
Visa Inc., Class A	16,662	6,084,796
Waters Corp.(a)	455	158,904
Watsco Inc.	229	101,578
West Pharmaceutical Services Inc.	462	97,413
Williams-Sonoma Inc.	1,170	189,259
WW Grainger Inc.	419	455,688
Zoetis Inc.	3,913	659,849
		134,250,589
Total Common Stocks — 97.7% (Cost: $185,949,878)		184,653,905
Investment Companies
Exchange Traded Funds — 1.9%
iShares MSCI India ETF(c)	68,058	3,696,230
Total Investment Companies — 1.9% (Cost: $3,700,629)		3,696,230
Preferred Stocks
Brazil — 0.0%
Cia Energetica de Minas Gerais, Preference Shares, NVS	8,363	15,850
Total Preferred Stocks — 0.0% (Cost: $15,864)		15,850
Total Long-Term Investments — 99.6% (Cost: $189,666,371)		188,365,985
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,050,000	$1,050,000
Total Short-Term Securities — 0.6% (Cost: $1,050,000)		1,050,000
Total Investments — 100.2% (Cost: $190,716,371)		189,415,985
Liabilities in Excess of Other Assets — (0.2)%		(352,592)
Net Assets — 100.0%		$189,063,393

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/11/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—	$—	$(13)(c)	$13	$—	$—	—	$17	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,050,000 (c)	—	—	—	1,050,000	1,050,000	4,474	—
iShares MSCI India ETF	—	3,965,166	(264,331)	(206)	(4,399)	3,696,230	68,058	1,494	—
iShares MSCI Saudi Arabia ETF(b)	—	668,355	(666,125)	(2,230)	—	—	—	5,315	—
iShares MSCI Taiwan ETF(b)	—	4,537,802	(4,292,475)	(245,327)	—	—	—	7,806	1,429
				$(247,750)	$(4,399)	$4,746,230		$19,106	$1,429

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Quality Factor ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$137,597,254	$47,056,651	$—	$184,653,905
Investment Companies	3,696,230	—	—	3,696,230
Preferred Stocks	15,850	—	—	15,850
Short-Term Securities
Money Market Funds	1,050,000	—	—	1,050,000
	$142,359,334	$47,056,651	$—	$189,415,985

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company